Quarterly Results (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Information [Abstract]
Total revenues	$ 626	$ 1,170	$ 2,110	$ 198	$ 901	$ 2,472	$ 1,575	$ 974	$ 4,104	$ 5,922	$ 5,136
Total benefits, losses and expenses	671	948	2,014	(60)	674	3,285	1,360	740	3,573	6,059	4,424
Income (loss) from continuing operations, net of tax	27	173	93	202	193	(486)	287	192	495	186	575
Income (loss) from discontinued operations, net of tax	(49)	30	(6)	86	0	(17)	33	42	61	58	132
Net income (loss)	(22)	203	87	288	193	(503)	320	234	556	244	707
Less: Net income (loss) attributable to the noncontrolling interest	3	0	0	(1)	2	(4)	1	1	2	0	8
Net income (loss) attributable to Hartford Life Insurance Company	$ (25)	$ 203	$ 87	$ 289	$ 191	$ (499)	$ 319	$ 233	$ 554	$ 244	$ 699